UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St., Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/11

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Semi-Annual Report

January 31, 2011

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Changing Parameters Fund

Shareholders Letter

January 31, 2011

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and moves into money market instruments.

Our Fund invests in domestic equity securities, high yield bond related investments (“HY”), other bond funds and equity indexes.  Our technical proprietary rule-based models indicate when to be invested in the equity markets, the HY market and/or other low volatility bond investments, and when to be invested in money market instruments.  As of the end of this period, approximately 15% was allocated to equity securities and approximately 82% to HY bond and other low volatility bond funds.  Remaining assets were invested in money market funds.

The Fund's results for this 6-month period show an increase in value.  The Fund's opening share price for the period was $9.33, and as of the end of January it was $9.50, after paying a dividend of $0.1796 in December of 2010.  Portfolio adjustments in early July generated positive results for the period.  These adjustments decreased allocations to equity markets and increased allocations to low volatility bond investments.  Included in the latter category are emerging market bond funds, GNMA bond funds and multi-sector bond funds, to name a few.

Future market conditions are difficult to forecast.  Our trading models are designed to react to whatever changes take place in market conditions and to guide us accordingly.

Robert Levenson                 Sally Ann Talarico                Howard Smith

Portfolio Manager

Portfolio Manager

 Portfolio Manager

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past performance is no guarantee of future results.

Mutual funds involve risk including possible loss of principal.  Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Fund carefully before investing.  The prospectus contains this and other information about the Fund and should be read carefully before investing.  A prospectus for this Fund can be obtained by calling 650-327-7705.  The Changing Parameters Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

NLD Review Code:   0504-NLD-3/10/2011

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

	Shares		Value
		COMMON STOCK - 15.0%
		AEROSPACE/DEFENSE - 0.6%
	8,817	L-3 Communications Holdings, Inc.	$ 689,930

		AUTO MANUFACTURERS - 0.5%
	35,826	Ford Motor Co. *	571,425

		AUTO PARTS & EQUIPMENT - 0.6%
	11,688	TRW Automotive Holdings Corp. *	697,306

		BANKS - 1.2%
	45,205	Bank of America Corp.	620,665
	131,869	Citigroup, Inc. *	635,608
			1,256,273
		BUILDING MATERIALS - 0.6%
	48,281	Masco Corp.	643,103

		COAL - 1.2%
	18,698	Arch Coal, Inc.	640,406
	10,597	Peabody Energy Corp.	672,062
			1,312,468
		COMMERCIAL SERVICES - 0.6%
	44,894	Hertz Global Holdings, Inc. *	660,391

		ELECTRONICS - 0.6%
	30,431	Jabil Circuit, Inc.	615,010

		FOOD - 0.6%
	39,417	Tyson Foods, Inc. - Class A	648,410

		HEALTHCARE - PRODUCTS - 0.6%
	88,091	Boston Scientific Corp. *	614,875

		LODGING - 0.6%
	10,666	Starwood Hotels & Resorts Worldwide, Inc.	628,974

		MACHINERY - DIVERSIFIED - 0.6%
	13,214	CNH Global NV *	639,954

		OIL & GAS - 1.3%
	24,475	Chesapeake Energy Corp.	722,747
	17,637	Forest Oil Corp. *	684,316
			1,407,063
		PIPELINES - 0.7%
	47,646	El Paso Corp.	756,618

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

	Shares		Value
		REITS - 1.3%
	9,673	SL Green Realty Corp.	$ 703,807
	32,605	Weyerhaeuser Co.	755,784
			1,459,591
		RETAIL - 1.1%
	21,904	Dollar General Corp. *	609,150
	27,232	Macy's, Inc.	630,421
			1,239,571
		TELECOMMUNICATIONS - 2.3%
	15,490	Crown Castle International Corp. *	653,213
	68,351	Frontier Communications Corp.	626,779
	87,383	Qwest Communications International, Inc.	623,041
	140,377	Sprint Nextel Corp. *	634,504
			2,537,537

		TOTAL COMMON STOCK (Cost - $15,820,898)	16,378,499

		MUTUAL FUNDS - 82.5%
		DEBT FUNDS - 82.5%
	1,070,129	BlackRock GNMA Portfolio - Institutional Class	10,808,300
	2,508,549	Dreyfus High Yield Fund - Class I	16,907,622
	828,431	ING Senior Income Fund	11,026,412
	905,622	John Hancock Bond Fund - Class I	14,109,586
	1,134,847	MainStay Floating Rate Fund - Class I	10,826,439
	891,509	Pioneer Global High Yield Fund	9,869,000
	3,006,171	Prudential High Yield Fund, Inc. - Class Z	16,834,557
		TOTAL MUTUAL FUNDS (Cost - $88,971,877)	90,381,916

		SHORT-TERM INVESTMENTS - 2.6%
		MONEY MARKET FUNDS - 2.6%
	571,343	Dreyfus Government Cash
		Management - Institutional Class, 0.01% +	571,343
	571,343	Fidelity Institutional Government
		Portfolio - Class I, 0.04% +	571,343
	571,343	Goldman Sachs Financial Square Funds
		Government Fund - Institutional Class, 0.06% +	571,343
	571,343	JP Morgan U.S. Government
		Money Market Fund - Capital Class, 0.04% +	571,343
	574,039	Milestone Treasury Obligations
		Portfolio - Institutional Class, 0.01% +	574,039
		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,859,411)	2,859,411

		TOTAL INVESTMENTS - 100.1% (Cost - $107,652,186) (a)	$ 109,619,826
		LIABILITIES LESS OTHER ASSETS - (0.1) %	(132,503)
		NET ASSETS - 100.0%	$ 109,487,323

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

*	Non-income producing security.
+	Reflects yield at January 31, 2011.

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

		Unrealized appreciation	$ 2,693,158
		Unrealized depreciation	(725,518)
		Net unrealized appreciation	$ 1,967,640

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $107,652,186)	$ 109,619,826
Receivable for Fund Shares Sold	721
Dividends and Interest Receivable	242,257
Prepaid Expenses and Other Assets	1,946
Total Assets	109,864,750

Liabilities:
Payable for Fund Shares Redeemed	114,278
Due to Custodian	48,570
Accrued Advisory Fees	138,899
Accrued Custody Fees	19,704
Accrued Administration Fees	12,760
Accrued Fund Accounting Fees	5,555
Accrued Transfer Agent Fees	4,994
Other Accrued Expenses	32,667
Total Liabilities	377,427

Net Assets (Unlimited shares of no par value interest authorized;
11,527,435 shares of beneficial interest outstanding)	$ 109,487,323

Net Asset Value, Offering and Redemption Price Per Share
($109,487,323 / 11,527,435 shares of beneficial interest outstanding)	$ 9.50

Composition of Net Assets:
At January 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 114,611,949
Undistributed Net Investment Income	543,824
Accumulated Net Realized Loss on Investments and Futures Contracts	(7,636,090)
Net Unrealized Appreciation on Investments	1,967,640
Net Assets	$ 109,487,323

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2011 (Unaudited)

Investment Income:
Dividend Income	$ 3,052,304
Interest Income	6,005
Total Investment Income	3,058,309

Expenses:
Investment Advisory Fees	806,644
Administration Fees	59,843
Fund Accounting Fees	20,544
Custody Fees	16,390
Transfer Agent Fees and Expenses	15,384
Chief Compliance Officer Fees	10,442
Audit Fees	9,301
Legal Fees	8,884
Registration & Filing Fees	7,399
Printing Expenses	6,504
Trustees' Fees	6,024
Insurance Expense	2,352
Miscellaneous Expenses	1,874
Total Expenses	971,585

Net Investment Income	2,086,724

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	701,581
Futures Contracts	252,134
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	902,784
Futures Contracts	(43,733)

Net Realized and Unrealized Gain on Investments	1,812,766

Net Increase in Net Assets Resulting From Operations	$ 3,899,490

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations:
Net Investment Income	$ 2,086,724	$ 789,299
Net Realized Gain (Loss) on Investments and Futures Contracts	953,715	(3,691,168)
Net Change in Unrealized Appreciation on Investments
and Futures Contracts	859,051	205,796
Net Increase (Decrease) in Net Assets
Resulting From Operations	3,899,490	(2,696,073)

Distributions to Shareholders From:
Net Investment Income ($0.18 and $0.03 per share, respectively)	(2,021,786)	(310,413)

Beneficial Interest Transactions:
Proceeds from Shares Issued (514,940 and 463,125
shares, respectively)	4,857,380	4,471,889
Distributions Reinvested (215,542 and 32,100 shares, respectively)	2,021,781	310,404
Cost of Shares Redeemed (730,639 and 1,566,594
shares, respectively)	(6,868,694)	(15,096,033)
Total Beneficial Interest Transactions	10,467	(10,313,740)

Increase (Decrease) in Net Assets	1,888,171	(13,320,226)

Net Assets:
Beginning of Period	107,599,152	120,919,378
End of Period	$ 109,487,323	$ 107,599,152

Undistributed Net Investment Income at End of Period	$ 543,824	$ 478,886

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Six Months		Year	Year		Year	Period
		Ended		Ended	Ended		Ended	Ended
		January 31, 2011		July 31, 2010	July 31, 2009		July 31, 2008	July 31, 2007*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 9.33		$ 9.60	$ 9.60		$ 10.11	$ 10.00
	Increase (Decrease) From Operations:
	Net investment income (loss) (a)	0.18		0.06	(0.03)		0.13	0.28
	Net gain (loss) from securities
	(both realized and unrealized) (d)	0.17		(0.30)	0.07		0.09	(0.05)
	Total from operations	0.35		(0.24)	0.04		0.22	0.23

	Less Distributions:
	From net investment income	(0.18)		(0.03)	(0.04)		(0.32)	(0.07)
	From net realized gains on investments	-		-	(0.00)	(e)	(0.41)	(0.05)
	Total Distributions	(0.18)		(0.03)	(0.04)		(0.73)	(0.12)

Net Asset Value, End of Period		$ 9.50		$ 9.33	$ 9.60		$ 9.60	$ 10.11

Total Return (b)		3.77%		(2.56)%	0.46%		1.88%	2.25%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 109,487		$ 107,599	$ 120,919		$ 126,682	$ 113,689
	Ratio to average net assets:
	Expenses	1.81%	(c)	1.74%	1.74%		1.74%	1.76%	(c)
	Net investment income (loss)	3.88%	(c)	0.68%	(0.36)%		1.29%	3.28%	(c)
	Portfolio turnover rate	157%	(f)	502%	1,465%		1,522%	0%
__________
*	Since October 2, 2006 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The amounts shown for the periods ended July 31, 2008 and 2007, for a share outstanding throughout the periods, do not accord with the aggregate net realized and unrealized gains on investments for each period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(e)	Less than $.01 per share.
(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS

 January 31, 2011 (Unaudited)

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 January 31, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,378,499	$ -	$ -	$ 16,378,499
Mutual Funds	90,381,916	-	-	90,381,916
Short Term Investments	-	2,859,411	-	2,859,411
Total	$ 106,760,415	$ 2,859,411	$ -	$ 109,619,826

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund did not have open options positions at January 31, 2011.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 January 31, 2011 (Unaudited)

Futures Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  The Fund did not have open futures positions at January 31, 2011.

The effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

Statement of Operations

Contract Type / Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Contracts:	Net realized gain (loss) from security transactions, futures contracts / Net change in unrealized appreciation (depreciation) from futures contracts	$ 182,329	$ (7,077)

Interest Rate Contracts:	Net realized gain (loss) from futures contracts/ Net change in unrealized appreciation (depreciation) from futures contracts	69,805	(36,656)

		$ 252,134	$ (43,733)

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 January 31, 2011 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2011, the Adviser earned advisory fees of $806,644.

The Fund has entered into separate servicing agreements with Gemini Fund Services (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services. The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the six months ended January 31, 2011, GFS collected $1,103 for providing such services.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 January 31, 2011 (Unaudited)

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2011, the Fund incurred expenses of $10,442 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended January 31, 2011, GemCom received $4,596 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended January 31, 2011, no fees were accrued under the Plan.

Trustees – The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2011, amounted to $144,416,954 and $133,298,890, respectively.

5.

TAX INFORMATION

The tax character of fund distributions paid for the following years was as follows:

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and mark-to-market adjustments for open Section 1256 contracts.

At July 31, 2010, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through July 31, 2017 of $3,003,252.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 January 31, 2011 (Unaudited)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $4,981,515 of such capital losses.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES

 January 31, 2011 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Expenses Paid During the Period (8/1/10 to 1/31/11)
Actual	$1,000.00	$ 1,037.70	$9.28
Hypothetical (5% return before expenses)	$1,000.00	$ 1,016.10	$9.18

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 184 days, and divided by 365 (to reflect the number of days in the period).

PORTFOLIO COMPOSITION as of JANUARY 31, 2011

% of Net Assets
Mutual Funds	82.5%
Common Stock	15.0%
Short-Term Investments	2.6%
Liabilities Less Other Assets	(0.1)%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION

January 31, 2011 (Unaudited)

Renewal of Advisory Agreement – Changing Parameters Fund

In connection with a meeting held on December 13, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Changing Parameters, LLC (“CP” or the “Adviser”) and the Trust, on behalf of the Changing Parameters Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CP’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed CP’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CP’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that CP charges a 1.50% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with Federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/5/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/5/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/5/11